Note 42 Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 284	€ 301	€ 244
Other operating income	244	360	248
Miscellaneous other operating income	€ 528	€ 661	€ 492